ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Payables and Accruals [Abstract]
Schedule of ccounts payable and accrued liabilities

Accrued expenses and other payable consisted of the following:

	December 31, 2017	June 30, 2017
Deposit	$32,337	$30,515
Salary payable and other payable	41,045	36,460
Advances from customers	4,780	—
Total	$78,162	$66,975
Accrued expenses and other payable consisted of the following:
	June 30, 2017	June 30, 2016
Deposits	$30,515	$15,403
Salary payable	36,460	50,872
Commission	—	9,869
Total	$66,975	$75,784